Employee Benefit Plan, Risk and Uncertainty (Details) - EBP003Member - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Abstract]
EBP, Net Asset Available for Benefit	$ 1,065,069	$ 989,656
EBP, Employer, Common Stock
EBP, Risk and Uncertainty [Abstract]
Employee Benefit Plan Net Asset Available For Benefit, percent	1400.00%	1500.00%
EBP, Risk and Uncertainty [Line Items]
Employee Benefit Plan Net Asset Available For Benefit, percent	1400.00%	1500.00%